OTHER INCOME	12 Months Ended
Dec. 31, 2013
Other Income and Expenses [Abstract]
Other Income and Other Expense Disclosure [Text Block]
17.	OTHER INCOME

For the year ended December 31, 2013, the Company has not received any subsidy income. For the years ended December 31, 2012 and 2011, the Company received approximately $23,871 (RMB150,600) and $27,423 (RMB177,200), respectively, from the local government in China as subsidy income.